Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets esimated using NAV	$ 135,239	$ 124,143
Net Asset Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets esimated using NAV	$ 366	2,100
Fait value of investment in mutual fund		$ 1,700